Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities [Abstract]
Schedule of Accrued Expenses
Accrued expenses are comprised of the following for each of the years ended December 31, (in thousands):

	2014	2013
Chargebacks	$217,402	$118,014
Returns and allowances	174,940	104,699
Rebates	497,362	336,084
Other sales deductions	25,380	12,897
Other	234,461	146,999
Total	$1,149,545	$718,693